Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)
Year	Summary Compensation Table Total for Principal Executive Officer ("PEO") (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ("NEOs") (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (2) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ("TSR") (3) ($)	Company Net Income (Loss) (in thousands) (4) ($)

2025	12,603,888	9,975,888	2,009,500	2,009,500	273	(6,427)
2024	5,608,442	3,164,692	647,503	423,348	285	(12,941)
(1)
The dollar amounts reported in column (b) and (d) are the amounts of total compensation reported for Clint Stinchcomb (our Chief Executive Officer and PEO), and average total compensation reported for non-PEO NEOs as a group (excluding Clint Stinchcomb), respectively, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation-Summary Compensation Table”.

(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Clint Stinchcomb and the amounts reported in column (e) represent average “compensation actually paid” to the non-PEO NEOs as a group (excluding Clint Stinchcomb), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the NEO’s total compensation for each year to determine the compensation actually paid:

			PEO 2025	PEO 2024	Non-PEOs 2025	Non-PEOs 2024
Summary Compensation Table Total			$12,603,888	$5,608,442	$2,009,500	$647,503
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year			(9,468,000)	(4,136,100)	(1,490,783)	(323,713)
Plus Fair Value for Unvested Awards Granted in the Covered Year			6,840,000	1,692,350	1,490,783	99,558
Change in Fair Value of Outstanding Unvested Awards from Prior Years			—	—	—	—
Plus Fair Value for Vested Awards Granted in the Covered Year			—	—	—	—
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year			—	—	—	—
Less Fair Value of Awards Forfeited during the Covered Year			—	—	—	—
Compensation Actually Paid			$9,975,888	$3,164,692	$2,009,500	$423,348
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.
(3)	TSR is cumulative for the measurement periods beginning on December 30, 2023, December 31, 2024 and ending on December 31 of each of 2024 and 2025, respectively, calculated in accordance with Item 201(e) of Regulation S-K.
(4)	Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025 and December 31, 2024.

Named Executive Officers, Footnote
The dollar amounts reported in column (b) and (d) are the amounts of total compensation reported for Clint Stinchcomb (our Chief Executive Officer and PEO), and average total compensation reported for non-PEO NEOs as a group (excluding Clint Stinchcomb), respectively, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation-Summary Compensation Table”.

PEO Total Compensation Amount	$ 12,603,888	$ 5,608,442
PEO Actually Paid Compensation Amount	$ 9,975,888	3,164,692
Adjustment To PEO Compensation, Footnote

(a)	(b)	(c)	(d)	(e)	(f)	(g)
Year	Summary Compensation Table Total for Principal Executive Officer ("PEO") (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ("NEOs") (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (2) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ("TSR") (3) ($)	Company Net Income (Loss) (in thousands) (4) ($)

2025	12,603,888	9,975,888	2,009,500	2,009,500	273	(6,427)
2024	5,608,442	3,164,692	647,503	423,348	285	(12,941)
(1)
The dollar amounts reported in column (b) and (d) are the amounts of total compensation reported for Clint Stinchcomb (our Chief Executive Officer and PEO), and average total compensation reported for non-PEO NEOs as a group (excluding Clint Stinchcomb), respectively, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation-Summary Compensation Table”.

(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Clint Stinchcomb and the amounts reported in column (e) represent average “compensation actually paid” to the non-PEO NEOs as a group (excluding Clint Stinchcomb), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the NEO’s total compensation for each year to determine the compensation actually paid:

			PEO 2025	PEO 2024	Non-PEOs 2025	Non-PEOs 2024
Summary Compensation Table Total			$12,603,888	$5,608,442	$2,009,500	$647,503
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year			(9,468,000)	(4,136,100)	(1,490,783)	(323,713)
Plus Fair Value for Unvested Awards Granted in the Covered Year			6,840,000	1,692,350	1,490,783	99,558
Change in Fair Value of Outstanding Unvested Awards from Prior Years			—	—	—	—
Plus Fair Value for Vested Awards Granted in the Covered Year			—	—	—	—
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year			—	—	—	—
Less Fair Value of Awards Forfeited during the Covered Year			—	—	—	—
Compensation Actually Paid			$9,975,888	$3,164,692	$2,009,500	$423,348
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.
(3)	TSR is cumulative for the measurement periods beginning on December 30, 2023, December 31, 2024 and ending on December 31 of each of 2024 and 2025, respectively, calculated in accordance with Item 201(e) of Regulation S-K.
(4)	Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025 and December 31, 2024.

Non-PEO NEO Average Total Compensation Amount	$ 2,009,500	647,503
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,009,500	423,348
Adjustment to Non-PEO NEO Compensation Footnote

(a)	(b)	(c)	(d)	(e)	(f)	(g)
Year	Summary Compensation Table Total for Principal Executive Officer ("PEO") (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ("NEOs") (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (2) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ("TSR") (3) ($)	Company Net Income (Loss) (in thousands) (4) ($)

2025	12,603,888	9,975,888	2,009,500	2,009,500	273	(6,427)
2024	5,608,442	3,164,692	647,503	423,348	285	(12,941)
(1)
The dollar amounts reported in column (b) and (d) are the amounts of total compensation reported for Clint Stinchcomb (our Chief Executive Officer and PEO), and average total compensation reported for non-PEO NEOs as a group (excluding Clint Stinchcomb), respectively, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation-Summary Compensation Table”.

(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Clint Stinchcomb and the amounts reported in column (e) represent average “compensation actually paid” to the non-PEO NEOs as a group (excluding Clint Stinchcomb), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the NEO’s total compensation for each year to determine the compensation actually paid:

			PEO 2025	PEO 2024	Non-PEOs 2025	Non-PEOs 2024
Summary Compensation Table Total			$12,603,888	$5,608,442	$2,009,500	$647,503
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year			(9,468,000)	(4,136,100)	(1,490,783)	(323,713)
Plus Fair Value for Unvested Awards Granted in the Covered Year			6,840,000	1,692,350	1,490,783	99,558
Change in Fair Value of Outstanding Unvested Awards from Prior Years			—	—	—	—
Plus Fair Value for Vested Awards Granted in the Covered Year			—	—	—	—
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year			—	—	—	—
Less Fair Value of Awards Forfeited during the Covered Year			—	—	—	—
Compensation Actually Paid			$9,975,888	$3,164,692	$2,009,500	$423,348
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.
(3)	TSR is cumulative for the measurement periods beginning on December 30, 2023, December 31, 2024 and ending on December 31 of each of 2024 and 2025, respectively, calculated in accordance with Item 201(e) of Regulation S-K.
(4)	Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025 and December 31, 2024.

Compensation Actually Paid vs. Total Shareholder Return	The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against our cumulative TSR:
Compensation Actually Paid vs. Net Income	The following chart illustrates the CAP for our PEO and the average CAP for our Non-PEO NEOs against our net income /loss:
Total Shareholder Return Amount	$ 273	285
Net Income (Loss)	$ (6,427,000)	(12,941,000)
Additional 402(v) Disclosure	TSR is cumulative for the measurement periods beginning on December 30, 2023, December 31, 2024 and ending on December 31 of each of 2024 and 2025, respectively, calculated in accordance with Item 201(e) of Regulation S-K. Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025 and December 31, 2024.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,468,000)	(4,136,100)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,840,000	1,692,350
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,490,783)	(323,713)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,490,783	99,558
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0